Postretirement Benefit Plans (Accumulated Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Benefit Plan [Member] | Principal pension plans [Member]
Accumulated Benefit Obligation [Abstract]
Accumulated Benefit Obligation	$ 61,631	$ 50,967
Plan Assets For Plans With Assets Less Than Abo [Abstract]
Accumulated Benefit Obligation	61,631	50,967
Pension Benefit Plan [Member] | Supplemental Employee Retirement Plan, Defined Benefit [Member]
Accumulated Benefit Obligation [Abstract]
Accumulated Benefit Obligation	5,070	3,946
Plan Assets For Plans With Assets Less Than Abo [Abstract]
Accumulated Benefit Obligation	5,070	3,946
Projected benefit obligation	6,632	5,162
Pension Benefit Plan [Member] | Other Pension Plans [Member]
Accumulated Benefit Obligation [Abstract]
Accumulated Benefit Obligation	14,790	12,629
Plan Assets For Plans With Assets Less Than Abo [Abstract]
Accumulated Benefit Obligation	14,790	12,629
Pension Benefit Plan [Member] | Funded Plans With Assets Less Than ABO [Member]
Accumulated Benefit Obligation [Abstract]
Accumulated Benefit Obligation	67,676	60,715
Plan Assets For Plans With Assets Less Than Abo [Abstract]
Defined Benefit Plan Fair Value Of Plan Assets	53,126	57,430
Accumulated Benefit Obligation	67,676	60,715
Projected benefit obligation	70,354	63,532
Pension Benefit Plan [Member] | Unfunded Plans [Member]
Accumulated Benefit Obligation [Abstract]
Accumulated Benefit Obligation	6,719	5,243
Plan Assets For Plans With Assets Less Than Abo [Abstract]
Accumulated Benefit Obligation	6,719	5,243
Projected benefit obligation	8,342	6,512
Retiree Benefit Plan [Member]
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates
APBO 1% Increase	977
APBO 1% Decrease	(810)
Service and interest cost 1% Increase	56
Service and interest cost 1% Decrease	$ (47)